Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of LJI and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

(c)	Uses of estimates

The preparation of the consolidated financial statements, in conformity with US GAAP, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying note disclosures. Significant estimates and assumptions include the valuation for impairment of property, plant and equipment, valuation allowance for receivables, write down of excess and obsolete inventories, uncertain tax position, deferred income tax asset and liabilities, valuations of warrants and options liabilities. Actual results could differ from those estimates.

(d)	Goodwill

The excess of the purchase considerations over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but instead is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in the same manner to accounting for a business combination with allocation of the assessed fair value to all of the assets and liabilities of that reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

The Company performed its annual impairment review of goodwill on December 31st of each year, and has not recorded any impairment losses for the years ended December 31, 2011, 2010 and 2009.

(e)	Revenue recognition

(i)	Product sales

Product sales represent the invoiced value of products sold, net of value added taxes (VAT). The Company recognizes revenue from the sale of products when the following criteria are met: 1) persuasive evidence of an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); 2) delivery of the product has occurred and risks and benefits of ownership have been transferred, which is when the product is received by the customer at its or a designated location in accordance with the sales terms; 3) the sales price is fixed or determinable; and 4) collectibility is probable.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of products and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as an asset or a liability in the consolidated balance sheets until it is paid to the authorities.

(ii)	Rental income

Rental income under operating lease is recognized in the consolidated statements of income in equal installments over the period covered by the lease term and included in operating revenue.

(iii)	Other income (loss)

Interest income is accrued on a time proportion basis on the principal outstanding and at the interest rate applicable.

Change in fair values of derivatives, warrants and options liabilities arise from the annual re-measurement are recognized as gain or loss in the consolidated statement of income.

Exchange gain primarily relates to conversion of loans made to the PRC subsidiaries which are denominated in US dollars and HK dollars, short-term in nature and are repayable in full on demand.

Gain (loss) on sales of available-for-sale and held for sale securities is realized and recognized in the consolidated statements of income when the securities are sold.

Gain on disposal of property held for lease is realized and recognized in the consolidated statements of income when the property is sold.

Operating revenue represents:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
	US$	US$	US$
Product sales	190,626	144,879	115,599
Rental income	113	79	100

	190,739	144,958	115,699
Less: Sales return allowance	(8,559)	(4,410)	(5,176)

	182,180	140,548	110,523

(f)	Cost of goods sold

Cost of goods sold primarily consists of cost of raw materials, direct labor, manufacturing overhead which includes depreciation expenses of plant and machinery.

(g)	Sales return reserve

The Company has allowed sales returns and its sales generally include specified return policy for certain customers. The Company reserves for sales returns as a reduction of revenue at the time the operating revenue is recognized based on historical sales return experience and agreed terms of sales return stated in the contracts with certain specific customers.

(h)	Shipping and handling costs

The shipping and handling costs are included in cost of goods sold. Shipping and handling costs were US$2,547, US$1,661 and US$1,548 for the years ended December 31, 2011, 2010 and 2009 respectively.

(i)	Advertising and promotion costs

Advertising and promotion expenses are included in selling, general and administrative expenses and are generally expensed when incurred. Advertising costs were US$4,911, US$1,376 and US$815 for the years ended December 31, 2011, 2010 and 2009 respectively.

(j)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to LJI International Inc. common shareholders by the weighted average number of ordinary shares outstanding during the year. The Company has determined that its convertible preference shares of its subsidiary, Enzo Jewelry Inc. (“ENZO”) participate in undistributed earnings on the same basis as the ordinary shares of ENZO. The effect on the consolidated earnings per share of the preferred shares issued by ENZO has been included in computing ENZO’s earnings per share data using the two-class method. Under this method, net income attributable to ENZO common shareholders is allocated on a pro rata basis to the ordinary and convertible preference shares to the extent that each class may share in income for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings per share of ENZO is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. The basic and diluted earnings per share of ENZO is then included in the consolidated earnings per share computations of the Company based on the consolidated group's holding of the ENZO’s securities. The consolidated diluted earnings per share of the Company reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares, which also include the potential dilutive effect of the preferred shares of ENZO if they are converted into the Company's ordinary shares through the flip-over option (note 17).

(k)	Fair value of financial instruments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

Financial instruments include cash and cash equivalents, restricted cash, trade receivables, trade and other payables, derivatives, available-for-sale securities, investments in life insurance contracts, bank overdrafts, notes payable, letter of credit, gold loan, shareholder’s loan, warrants and options liabilities and convertible redeemable preferred shares of ENZO. The carrying values of these financial instruments, other than derivatives, available-for-sale securities, investments in life insurance contracts, convertible redeemable preferred shares of ENZO, and warrants and options liabilities approximate their fair values due to their short-term maturities. The convertible redeemable preferred shares of ENZO were initially recorded at issue price net of issuance costs and the fair value of the warrants and option liabilities bifurcated at issuance date. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the convertible redeemable preferred shares to equal the redemption value at the end of each reporting period (note 17). The warrants and option issued in connection with the convertible redeemable preferred shares were recorded as a liability at fair value as determined on the day of issuance and subsequently adjusted to the fair value at each reporting date. The Company with the assistance of independent third party valuation firm determined the fair values of the convertible redeemable preferred shares, warrants and option liabilities (note 17).

The carrying values of notes payable approximate their fair values as the interest rates on these loans are reset at each month based on prevailing market interest rates.

Level 1—Observable inputs that reflect quoted prices for identical assets or liabilities in active markets.

Level 2—Include other inputs other than quoted market prices that are directly or indirectly observable in active markets.

Level 3—Unobservable inputs which are supported by little or no market activity.

Valuation techniques used to measure fair value maximize the use of observable inputs. As such, when available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, equity and net income or loss. See note 23, “Fair Value of Financial Instruments”, for further details.

(l)	Trade receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. Amounts collected on trade receivables are included in net cash provided by operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its trade receivable portfolio and purchases trade credit insurance to cover the risk of collectibilities on receivables related to its wholesale business. In establishing the required allowance, management considers historical losses, current receivables aging, and existing industry and national economic data.

The Company reviews its allowance for doubtful accounts regularly. The Company’s general credit terms are ranges from 30 days to 90 days for its wholesale customers. The receivables related to its retail business are primarily reimbursements from mall operators in the PRC where the Company’s retail shops are located, such mall operators will collect the sales proceeds from the Company’s customers on behalf of the Company upon purchases with remittance term ranges from 30 days to 60 days. Past due balances over 120 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis by aging of such balances. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote, and charged in selling, general and administrative expenses on the consolidated statements of income. The Company does not have any off-balance-sheet credit exposure related to its customers, except for outstanding bills discounted with banks (note 10), that are subject to recourse for non-payment.

(m)	Inventories

Inventories are stated at the lower of cost and market. Cost, which comprises all costs of purchase and, where applicable, costs of conversion and other costs that have been incurred in bringing the inventories to their present location and condition, including inbound freight charges, purchasing and receiving cost, inspection costs and internal transfer costs, is calculated using the weighted average costing method. Estimated losses on inventories represent reserves for obsolescence, excess quantities, irregularities and slow moving inventory, and which are charged to cost of goods sold. In case of inventory which has been written down below cost at the close of a fiscal year, such reduced amount forms a new cost basis that subsequently cannot be marked up based on changes in underlying facts and circumstances. The Company estimates the amount of impairment write-down on the basis of its assessment of the inventory's net realizable value based upon current market conditions and historical experience.

(n)	Properties held for lease

Properties held for lease are carried at cost, less accumulated depreciation and accumulated impairment loss. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Rental income from these properties is recorded on a monthly basis in accordance with the lease terms.

(o)	Property, plant and equipment (“PPE”) and depreciation

PPE are stated at cost less accumulated depreciation and accumulated impairment loss, and include expenditure that substantially increases the useful lives of existing assets. Maintenance and repairs are charged to current operations as incurred. Upon sale, retirement, or other disposition of these assets, the cost and related accumulated depreciation and accumulated impairment loss are removed from the respective accounts, and any gain or loss is included in the consolidated statement of operations. Plant and equipment under capital leases are stated at the present value of minimum lease payments.

Depreciation on PPE is calculated by using the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the related assets at the following annual rates:

Leasehold land and buildings	shorter of 2% or over the term of leases
Leasehold improvement	shorter of 10% or the term of leases
Furniture, fixtures and equipment	20% to 50%
Plant and machinery	5% to 10%
Motor vehicles	10% to 20%

Depreciation on PPE attributable to manufacturing activities is capitalized as part of inventory, and depreciation related to abnormal amounts from idle capacity is charged to cost of goods sold for the period incurred. Total depreciation for the years ended December 31, 2011, 2010 and 2009 were US$4,741, US$2,779 and US$2,197 respectively.

(p)	Impairment of long-lived assets

The Company evaluates its long-lived assets, such as property, plant and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of the asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

In 2011, certain long-lived assets in the manufacture and wholesale segment are not expected to be used for the next 12 months, and no future cash inflows or earnings from the usage of these long-lived assets are expected. Accordingly, the long-lived assets were determined to be not recoverable and an impairment loss of US$2,324 was recognized. No impairment loss was recognized for the years ended December 31, 2010 and 2009.

(q)	Available-for-sale securities

The Company classifies its investment fund as available-for-sale securities. The fund is of current nature and the market to trade is readily available, except it is restricted and secures obligations under trade credit banking facilities. Investments classified as available for sale securities are reported at fair values at the end of each reporting period. Unrealized holding gains and losses for available-for-sale securities are excluded from earnings and reported in other comprehensive income until realized. The Company routinely reviews available-for-sale securities for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value. Gains and losses on sales of securities are computed on a specific identification basis. Available-for-sale securities comprise:

	As of December 31,
	2011	2010
	US$	US$
Quoted investment fund, at cost	2,189	2,369
Gross unrealized losses	(139)	(25)

Fair value of available-for-sale securities	2,050	2,344

As of December 31, 2011

	Less Than 12 Months		12 Months or Greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	US$	US$	US$	US$	US$	US$
Quoted investment fund	930	70	1,120	69	2,050	139

As of December 31, 2010

	Less Than 12 Months		12 Months or Greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	US$	US$	US$	US$	US$	US$
Quoted investment fund	1,172	8	1,172	17	2,344	25

Additional details on fair value changes of available-for-sale securities have been disclosed in note 23.

(r)	Gold loan and embedded derivative

Gold loan is commodity-indexed debts with an embedded derivative. The loans are recorded at its original amount and adjusted for additional borrowings and repayments. The embedded derivative component was bifurcated and recorded at fair value on the consolidated balance sheet, considering the market prices, volatilities of gold and the time value of money. Changes in fair values of embedded derivative are included in the consolidated statement of operations as net gain or loss on derivatives.

The Company enters into derivative contracts to hedge the future settlements of gold loan in order to mitigate the risk of market price fluctuations. They consist of contracts that are used to hedge against changes in the fair values of gold prices when the Company settles the gold loan.

The derivative contracts and the embedded derivative are valued at fair value. Changes in fair value of derivative contracts are included in the consolidated statement of operations.

Additional details on fair value changes of derivative contracts and embedded derivative have been disclosed in note 23.

(s)	Derivatives – foreign exchange forward contracts

As of December 31, 2011, the Company held non-deliverable forward contracts with a bank with total notional amount of US$1,000 to hedge its RMB exposures for operating costs in the normal courses of business. The aggregate forward gains from these contracts were included in selling, general and administrative expenses which amounted to US$53, US$11 and US$nil for the years ended December 31, 2011, 2010 and 2009 respectively.

(t)	Stock-based compensation

The Company measures the costs of services received in exchange for share-based compensation at the grant date fair values of the awards. The cost is recognized as an expense, net of estimated forfeitures, over the requisite service period related to such awards, which is generally the vesting period. The Company recognizes share-based compensation expense for share awards granted to employees using the straight-line method. The Company uses the Black-Scholes valuation model to determine the fair values of the options granted.

Forfeitures are estimated at the time of grant and revised, if necessary, in the subsequent periods if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectations of employee turnover and are adjusted to reflect future changes in circumstances and facts, if any.

As of December 31, 2011, the Company has four stock-based employee compensation plans, details of which are set out in note 16(a).

(u)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance against deferred tax assets that it determines to be more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Company records interest and penalties as a component of income tax expense.

(v)	Foreign currencies

The functional currency of the Company and its subsidiaries in the BVI is United States dollars (US$), while the functional currency of its subsidiaries in Hong Kong of the manufacturing and wholesale segment is US dollars, its subsidiaries in Hong Kong of the retail segment is Hong Kong dollars, and the functional currency of all subsidiaries in the PRC is Renminbi. The reporting currency of the Company is US$. Transactions denominated in currencies other than US dollars are translated into US dollars at the exchange rate prevailing at the dates of transactions. Foreign currency translation gains and losses are included in the consolidated statement of income. The assets and liabilities of the Company’s subsidiaries whose functional currencies are other than US dollars, are translated at the exchange rates in effect at the balance sheets date and related revenue and expenses are translated at average exchange rates during the year. Translation adjustments are reported as a component of accumulated other comprehensive income (loss).

The aggregate foreign exchange transaction gains (losses) and translation gain (loss) included in determining net income were US$1,844, US$337 and (US$691) for the years ended December 31, 2011, 2010 and 2009 respectively.

(w)	Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and have original maturities of three months or less.

Restricted cash are deposits that are restricted as to withdrawal, and are pledged as securities for the Company’s banking facilities. The restricted cash and deposits as of December 31, 2011 and 2010 will be generally released by the bank in the next 12 months.

(x)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party, or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are the principal owners of the Company and members of their immediate families, or if they are affiliates or equity investees of the Company.

(y)	Dividends

The Directors of the Company have never declared or paid any cash dividends on the Company’s capital stock and do not anticipate paying cash dividends in the foreseeable future. The ability to pay dividends depends upon receipt of dividends or other payments from subsidiaries and other holdings and investments. In addition, the operating subsidiaries from time to time may be subject to restrictions on their ability to make distributions to the Company, including as a result of restrictive covenants in loan agreements, restrictions on the conversion of local currency into US dollars or other currencies and other regulatory restrictions. Currently, none of the subsidiaries has such restriction during the periods presented except for the covenants as set out in note 10 to the financial statements.

(z)	Comprehensive income

The Company reports comprehensive income in the consolidated statements of shareholders’ equity and comprehensive income. Comprehensive income includes net income, foreign currency translation adjustments, unrealized holding gains (losses) on investment in available-for-sale securities.

	As of December 31, 2011
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of Tax Amount
	US$	US$	US$
Foreign currency translation adjustments	3,111	—	3,111

Unrealized losses on securities
Unrealized holding losses arising during the period	(374)	23	(351)
Less : reclassification adjustment for losses realized in net income	260	—	260

Net unrealized losses	(114)	23	(91)

Other comprehensive income	2,997	23	3,020

	As of December 31, 2010
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of Tax Amount
	US$	US$	US$
Foreign currency translation adjustments	1,010	—	1,010

Unrealized losses on securities
Unrealized holding losses arising during the period	(17)	—	(17)
Less : reclassification adjustment for gains realized in net income	(258)	—	(258)

Net unrealized losses	(275)	—	(275)

Other comprehensive income	735	—	735

(aa) Noncontrolling interests

Noncontrolling interest is the portion of equity (net assets) in a subsidiary not attributable, directly or indirectly, to the Company. Noncontrolling interests is recognized as equity in the consolidated balance sheets, and net income (loss) attributable to noncontrolling interests is included as consolidated net income of the Company.

(ab) Store closure costs

The store closure costs represent costs associated with the closure of retail stores which is the ongoing and continuous activities of the Company to consolidate its retail stores. Stores closure costs relate to the write-down of store renovation work capitalized as leasehold improvements included in selling, general and administrative expenses, and such costs are in the amount of US$113, US$25 and US$137 for the years ended December 31, 2011, 2010 and 2009 respectively. There were no costs related to termination severance to employees or early termination of lease contracts for the years ended December 31, 2011, 2010 and 2009.

(ac) Investments in life insurance contracts

The Company purchased key man insurance for two of its senior executives. An investment in a life insurance contract is reported as an asset. The Company determines the amount that could be realized under the life insurance contract assuming the surrender of an individual-life by individual-life policy. Any amount that ultimately would be realized by the Company as the policyholder upon the assumed surrender of the final policy is included in the amount that could be realized under the insurance contract. An asset representing an investment in a life insurance contract shall be measured subsequently at the amount that could be realized under the insurance contract as at the reporting date. The death benefit will not be realized before the actual insured event happens. The change in cash surrender or contract value during the period is an adjustment of premiums paid in determining the expense or income to be recognized under the contract for the period. Cash receipts and cash disbursements related to key man insurance is classified as investing activities in the statement of cash flows. The face value of each of the individual key man insurance was US$1,000. The total carrying value of the key man insurance were US$445 and US$nil as of December 31, 2011 and 2010, respectively. There is no contractual restriction on the Company’s ability to surrender the key man insurance policy.

(ad) Recent changes in accounting standards

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

a.	Highest-and-best-use and valuation-premise concepts for nonfinancial assets – the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

b.	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk – the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

c.	Premiums or discounts in fair value measure – the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity etc.) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest are not permitted in a fair value measurement.”

d.	Fair value of an instrument classified in a reporting entity’s shareholders’ equity – the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

e.	Disclosures about fair value measurements – the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement.

In June 2011, the FASB issued an authoritative pronouncement, Accounting Standards Update (“ASU”) 2011-05, to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. Regardless of whether an entity chooses to present comprehensive income in a single continuous statement or in two separate but consecutive statements, the entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company is in the process of evaluating the effect of adoption of this pronouncement. In December 2011, the FASB issued a further authoritative pronouncement, ASU2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU2011-05. The amendments supersede changes to those paragraphs in Update 2011-05 that pertain to how, when, and where reclassification adjustments are presented. The amendments in this Update are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect this update to have a material impact on its financial position, results of operations or cash flows as the impact only relate to presentation of the financial statements.

In September 2011, the FASB issued an authoritative pronouncement, which simplifies how entities test goodwill for impairment. Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process. The amendments are affective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company does not expect this update to have a material impact on its financial position, results of operations or cash flows.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is in the process of evaluating the effect of adoption of this pronouncement.

(ae) Out-of-Period Adjustments and reclassifications

Subsequent to the filing of the annual report on Form 20-F for the year ended December 31, 2010, the Company identified errors in the consolidated financial statements for fiscal 2010, primarily related to the calculations of the costs of finished goods, eliminations of unrealized profits between intercompany sales, timing of recognition of sales and retail store closure costs in the appropriate period, understatement of deferred income, value added taxes payables and deferred tax assets. As a result of these errors, net income was overstated by $569 in 2010. We evaluated these errors in relation to the current fiscal year, which is when they were corrected, as well as the period in which they originated. Management concluded that these errors are immaterial to both the fiscal 2011 and 2010 consolidated financial statements.

In addition, the Company has corrected the classification of certain costs between costs of goods sold, selling, general and administrative expenses, and depreciation on the consolidated statement of income, refer to note 24 for details.